Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of estimated commitments
As of December 31, 2024, our estimated commitments are as follows:

	(dollars in thousands)
	Coal	Nuclear Fuel	Gas Transportation	Maintenance Agreements	Asset Retirement Obligations	Finance and Operating Leases
2025	$21,349	$91,650	$68,568	$96,851	$56,811	$17,337
2026	14,321	50,010	72,032	15,019	49,386	17,045
2027	7,189	30,930	72,328	2,508	43,935	16,768
2028	—	38,280	93,565	51,743	30,331	4,761
2029	—	29,730	217,694	56,014	42,380	3,315
Thereafter	—	48,810	3,556,334	223,583	10,639,479	5,302